CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF CONVERTIBLE DEBENTURES

The following table reflects the details of convertible debentures at December 31, 2020:

Convertible Debentures	Loan	Equity Component	Accretion	Debt Component

Issued April 3, 2020 (net of issue costs)	$1,293,519	$(242,004)	$338,988	$1,390,503
Issued May 3, 2020 (net of issue costs)	806,893	(151,842)	218,159	873,210
Issued June 3, 2020 (net of issue costs)	496,995	(93,278)	117,481	521,198
Issued August 2, 2020 (net of issue costs)	290,365	(54,978)	62,683	298,070
Issued September 19, 2020 (net of issue costs)	122,965	(23,019)	22,905	122,851
Effect of foreign exchange rate changes	-	-	-	135,414

Balance December 31, 2020	$3,010,737	$(565,121)	$760,216	$3,341,246

The following table reflects the details of convertible debentures at December 31, 2019:

Convertible Debentures	Loan	Equity Component	Accretion	Debt Component

Issued April 3, 2020 (net of issue costs)	$1,293,519	$(242,004)	$128,240	$1,179,755
Issued May 3, 2020 (net of issue costs)	979,256	(183,317)	84,708	880,647
Issued June 3, 2020 (net of issue costs)	582,356	(109,017)	42,855	516,194
Issued August 2, 2020 (net of issue costs)	374,753	(70,154)	19,690	324,289
Issued September 19, 2020 (net of issue costs)	122,965	(23,019)	5,336	105,282
Effect of foreign exchange rate changes	-	-	-	82,866

Balance December 31, 2019	$3,352,849	$(627,511)	$280,829	$3,089,033